Taxation - Reconciliation of the Differences (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Statutory rate	25.00%
PRC
Income Taxes [Line Items]
Statutory rate	25.00%	25.00%	25.00%